SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basic and Diluted Net Income (Loss) per Ordinary Share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

For the Period from
October 12, 2020
(inception)
Through
December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$11,579
Net Earnings	$11,579
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	30,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00

Non-Redeemable Class A and Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(4,244,366)
Redeemable Net Earnings	$(11,579)
Non-Redeemable Net Loss	$(4,255,945)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Shares
Non-Redeemable Class A and Class B Ordinary Shares, Basic and Diluted	7,500,000
Loss/Basic and Diluted Non-Redeemable Class A and Class B Ordinary Shares	$(0.57)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months
	Ended	Six Months Ended
	June 30,	June 30,
	2021	2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest earned on investments in Trust Account	$45,812	$91,122
Redeemable Net Earnings	$45,812	$91,122
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	30,000,000	30,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$—	$—

Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$1,875,031	$(983,798)
Less: Redeemable Net Earnings	(45,812)	(91,122)
Non-Redeemable Net Income (Loss)	$1,829,219	$(1,074,920)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class Ordinary Shares, Basic and Diluted (1)	7,500,000	7,500,000
Earnings (Loss)/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$0.24	$(0.14)